WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants
SCHEDULE OF WARRANT TRANSACTIONS

Warrant transactions during the nine months ended September 30, 2025 were as follows:

	For the nine months ended September 30, 2025
	Shares	Weighted-Average Exercise Price

Outstanding at Beginning of Period	1,882,076	$9.42
Granted	-	-
Exercised	-	-
Forfeited or Cancelled	(19,007)	37.79
Outstanding at End of Period	1,863,069	9.13
Warrant Exercisable at Period-End	1,863,069	9.13
Weighted-Average Fair Value of Warrants Granted During the Period	$-

Warrant transactions during 2024 and 2023 were as follows:

	2024		2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	631,737	$75.34	779,208	$21.28
Granted	1,296,876	3.47	1,406	5.72
Exercised	-	-	(118,238)	11.20
Forfeited or Cancelled	(46,537)	24.23	(30,639)	26.74
Outstanding at End of Year	1,882,076	2.84	631,737	75.34
Warrant Exercisable at Year-End	585,200	2.84	631,737	75.34
Weighted-Average Fair Value of Warrants Granted During the Year	$0.25		$0.24

SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE

Information with respect to warrants outstanding and exercisable at September 30, 2025 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2025	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2025	Weighted- Average Exercise Price
$3.44 -$34.00	1,863,069	2.3	$9.13	1,863,069	$9.13

Information with respect to warrants outstanding and exercisable at December 31, 2024 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2024	Weighted- Average Exercise Price
$3.44 -$85.12	1,882,076	2.3	$3.47	585,200	$22.59